LIABILITY TO UNITED STATES DEPARTMENT OF LABOR	12 Months Ended
Dec. 31, 2012
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

NOTE 10 - LIABILITY TO UNITED STATES DEPARTMENT OF LABOR

In December 2010, the Company entered into a settlement arrangement with the United States Department of Labor ("DOL") and agreed to pay $1,500 to the DOL, which will be used to pay back wages and benefits to the individuals employed under its contract with the United States Transportation Security Administration ("TSA"), and be responsible for remitting any and all employer payroll tax obligations payable upon the distribution of these back wages and benefits through in 2015, which the Company estimates to be approximately $100 (see Note 15). The Company recognized the resulting liability to the DOL, including the estimated employer payroll tax obligations, at the net present value of the obligation of $1,455 and recognized a settlement gain of $1,545.

The liability to the DOL is payable in installments of $100 on January 1, 2011 (which was remitted prior to December 31, 2010) and $175 on every July 1 and January 1 from July 1, 2011 through January 1, 2015 (the January 1, 2013 payment was remitted prior to December 31, 2012). The liability to the DOL also bears interest at 1% per annum, which is payable in installments of $4 on every July 1 and January 1 from July 1, 2011 through January 1, 2015.

Future payments of the liability to the DOL are as follows at December 31, 2012:

	Year ending
	December 31,

	2013	$175
	2014	350
	2015	275
		800
Less:	imputed interest	53
		747
Less:	current portion	165
Long-term portion		$582